SHAREHOLDERS' EQUITY (Schedule Of Weighted Average Assumptions) (Details) - Non-employees [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Volatility	52.09%	49.72%	51.00%
Risk-free interest rate	2.21%	1.98%	1.85%
Dividend yield	0.00%	0.00%	0.00%
Expected term	5 years 2 months 23 days	5 years 3 months 15 days	5 years 7 months 6 days